Putnam Investments
One Post Office Square
Boston, MA 02109
February 21, 2014

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Putnam High Income Securities Fund,
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust,
Putnam Municipal Opportunities Trust, and Putnam Premier Income Trust

Dear Ladies and Gentleman:

On behalf of the closed-end registered investment companies (Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust) within the Putnam funds family of funds (each a “Fund”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to several proposals, including (i) fixing the number of Trustees at 14 for each Fund; (ii) the election of Trustees for each Fund; (iii) the approval of the conversion of the Fund from closed-end to open-end status and certain related amendments to the Agreement and Declaration of Trust, for three of the Funds; (iv) approving a proposal to authorize the Trustees to amend and restate the Agreement and Declaration of Trust for each Fund; and (v) approving a proposal to authorize the Trustees to amend the Agreement and Declaration of Trust to eliminate certain mandatory shareholder votes on converting the Fund to an open-end Fund, for four of the Funds.

The meeting at which shareholders of the Funds will be asked to vote on these proposals is currently expected to be held on April 25, 2014. Copies of the proxy statement are expected to be mailed to each Fund’s shareholders beginning on or about March 3, 2014.

Please direct any questions concerning this filing to the undersigned at 617-760-1224.

Very truly yours,

/s/ Carlo N. Forcione

Carlo N. Forcione
Senior Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP